GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL
GOODWILL

10. GOODWILL

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2012 and 2013 were as follows:

	Better Schools			Better Jobs
		K-12		Career
	Tutoring	Schools	Subtotal	Enhancement	Consolidated
	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2012	454,900	135,769	590,669	409,075	999,744
Goodwill acquired during the year(Note 23 (8))	70,580	—	70,580	—	70,580
Goodwill impairment (Note (i))	(99,343)	—	(99,343)	(345,244)	(444,587)
Foreign currency translation adjustments	(754)	(239)	(993)	(352)	(1,345)
Balance as of December 31, 2012	425,383	135,530	560,913	63,479	624,392
Goodwill balance deconsolidated (Note 26)	(87,308)	—	(87,308)	(5,838)	(93,146)
Foreign currency translation adjustments	(4,956)	(2,947)	(7,903)	(963)	(8,866)
Balance as of December 31, 2013	333,119	132,583	465,702	56,678	522,380

Note (i) In light of the following changed fact and circumstances, which indicated a potential impairment loss on the goodwill of reporting units.  The internal investigation (see Note 30(3)) influenced the Group’s financing activity, whereas the operating activities were affected by the decline of software sales business. Due to lack of financing, the Group suspended its investment plan which was not anticipated in the 2011 impairment assessments. The Group therefore performed an impairment analysis for the reporting units as of September 30, 2012. The Group performed the first step of its goodwill impairment test and determined the carrying value of the reporting units exceeded their fair value.  The fair value of the reporting units was estimated using a discounted cash flow method. The valuation technique is based on a number of estimates and assumptions, including the projected future cash inflow from the reporting units, appropriate discount rates in the range from 16% to 17% and terminal growth rate of 3% and etc.  Having determined that the goodwill was potentially impaired, the Group began performing the second step of the goodwill impairment analysis which involved calculating the implied fair value of the goodwill by allocating the fair value of the reporting units to all of their assets and liabilities other than goodwill and comparing the residual amount to the carrying value of goodwill. Accordingly, the Group recorded impairment losses of RMB 478,710 against the goodwill allocated to the reporting units for the year ended December 31, 2012. The impairment loss on goodwill related to 21st School during the year ended December 31, 2012, amounting to RMB 34,122, was reclassified to discontinue operation. There was no impairment loss for the year ended December 31, 2013.